Prepaid expenses and other current assets (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of prepaid expenses and other current assets [Abstract]
Advances to suppliers of inventories	$ 704,563	$ 234,458	$ 929,815
Prepaid expenses of services	217,074	235,652	217,244
Prepaid expenses of insurance and bonds	129,582	88,533	185,678
Other current assets	80,651	80,028	171,208
Total	$ 1,131,870	$ 638,671	$ 1,503,945